Note 31 - Maturity Analysis of Financial Liabilities (IFRS) (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
On demand [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		€ 220,501	€ 228,731
Interest-bearing deposits		154,777	135,330
Trading liabilities	[1]	44,289	37,065
Negative market values from derivative financial instruments		327,775	316,506
Financial liabilities designated at fair value through profit or loss		23,692	11,705
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	0	0
Central bank funds purchased		0	218
Securities sold under repurchase agreements, Financial Liabilities		1,815	1,494
Securities loaned		1,697	258
Other short-term borrowings		1,385	1,893
Long-term debt		1	2
Trust preferred securities		0	0
Lease liabilities		49	53
Other financial liabilities		86,618	78,555
Off-balance sheet loan commitments		164,843	167,281
Financial guarantees		20,337	21,645
Total	[4]	1,047,779	1,000,736
Due within 3 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		105,566	113,449
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments		0	0
Financial liabilities designated at fair value through profit or loss		16,204	29,680
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	354	288
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		17	1,130
Securities loaned		0	0
Other short-term borrowings		919	2,435
Long-term debt		14,430	17,670
Trust preferred securities		0	12
Lease liabilities		128	144
Other financial liabilities		2,565	2,624
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	140,182	167,431
Due between 3 and 12 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		64,729	68,955
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments		0	0
Financial liabilities designated at fair value through profit or loss		3,451	17,986
Investment contract liabilities	[2]	526	544
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	66	245
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		0	238
Securities loaned		0	0
Other short-term borrowings		1,530	1,368
Long-term debt		48,164	24,046
Trust preferred securities		1,345	2,073
Lease liabilities		522	533
Other financial liabilities		225	293
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	120,556	116,280
Due between 1 and 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		13,815	16,258
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments		0	0
Financial liabilities designated at fair value through profit or loss		2,127	1,815
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	319	555
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		504	50
Securities loaned		0	0
Other short-term borrowings		0	0
Long-term debt		68,130	73,086
Trust preferred securities		0	0
Lease liabilities		1,804	1,922
Other financial liabilities		501	607
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	87,200	94,294
Due after 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		10,230	10,468
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments		0	0
Financial liabilities designated at fair value through profit or loss		2,095	4,941
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	541	343
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		1	7
Securities loaned		0	0
Other short-term borrowings		0	0
Long-term debt		31,637	36,177
Trust preferred securities		0	0
Lease liabilities		2,064	957
Other financial liabilities		16	8
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	€ 46,584	€ 52,901

[1]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within on demand which Groups management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[2]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[3]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[4]	The balances in the table do not agree to the numbers in the Groups balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.